Income Tax Matters	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are summarized as follows:

	2018	2017	2016
	(dollars in thousands)
Current tax expense:
Federal	$524	$1,022	$674
State	94	96	129
Total	618	1,118	803
Deferred tax expense:
Federal	(47)	680	47
State	8	11	45
Total	(39)	691	92
Net provision for income taxes	$579	$1,809	$895

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 21% to income before income taxes is summarized below:

	2018	2017	2016
	(dollars in thousands)
Tax computed at the statutory federal rate	$642	$1,163	$1,056
Increases (decrease) resulting from:
Tax exempt interest, net	(143)	(238)	(298)
State income taxes, net of federal benefit	80	71	115
Revalue of deferred tax assets	0	806	—
Other	0	7	22
Provision for income taxes	$579	$1,809	$895

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$545	$569	$974
Deferred compensation	1,012	936	1,243
Other	104	173	396
Net unrealized loss on securities available for sale	505	335	678
Total deferred tax assets	2,166	2,013	3,291
Deferred tax liabilities relating to:
Premises and equipment	(159)	(213)	(295)
Deferred loans fees and costs	(163)	(148)	(233)
Loan servicing	(99)	(116)	(193)
Total deferred tax liabilities	(421)	(477)	(721)
Net recorded deferred tax asset	$1,745	$1,536	$2,570

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.

The Tax Cut and Jobs Act, or the Tax Act, was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 to address uncertainty in applying ASC Topic 740 in the reporting period in which the Tax Act was enacted. The Tax Act included a reduction to the corporate income tax rate from 35 percent to 21 percent effective January 1, 2018. Tax expense was increased in the fourth quarter of 2017 by a provisional $806,000 to reflect the Tax Act changes. This increase includes $155,000 tax expense related to the revaluation of the deferred tax asset for items charged to AOCI. The revaluation of deferred tax assets related to items charged to AOCI was a component of 2017 income tax expense and recognized in continuing operations as required by ASC Topic 740.